CASH AND CASH EQUIVALENTS - Textual (Details) - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of cash and cash equivalents [Abstract]
Cash reserves	$ 8,291,372	$ 7,679,587